Organization and Description of Business Operations (Details) - USD ($)											1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 26, 2024	Oct. 31, 2024	Oct. 30, 2024	Oct. 23, 2024	Jul. 23, 2024	Jul. 22, 2024	May 02, 2024	Nov. 30, 2022	Mar. 09, 2021	Jan. 31, 2024	Nov. 30, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 03, 2025	Mar. 07, 2025	Mar. 04, 2025	Feb. 13, 2025	Feb. 03, 2025	Jan. 07, 2025	Dec. 20, 2024	Nov. 27, 2024	Sep. 05, 2024	Aug. 02, 2024	Mar. 07, 2024	Feb. 28, 2024	Oct. 04, 2023	Sep. 07, 2023	Dec. 31, 2022	Dec. 20, 2022
Iris
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Deferred underwriting fee payable													$ 9,660,000	$ 9,660,000
Investment of cash into trust account													31,406	189,139	$ 120,516
Redemption period upon closure										51 months
Obligation to redeem public shares if entity does not complete a business combination (as a percent)										100.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)										2 days
Cash and Investments held in Trust Account													$ 1,345,389	$ 2,016,274	$ 4,291,332
Threshold business days for redemption of public shares		10 days
Maximum net interest to pay dissolution expenses		$ 100,000
Cash redemption price													$ 9.51	$ 10.07	$ 9.96
Recovery of excess redemptions for federal tax payment														$ 294,669
Number of warrants in a unit										0.25
Publicly held threshold shares requirement								500,000
Restricted cash													$ 27,347	12,347	$ 85,084
Working capital													8,778,564	7,868,773
Operating bank account													62,242	65,343
Working capital loans outstanding													0	0
Iris | Promissory Note with Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Promissory note													$ 613,720	$ 613,720	$ 613,720
Iris | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants	$ 11.5
Aggregate redemption amount																				$ 739,195
Common stock, par value (in dollars per share)	$ 0.0001
Iris | Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock, par value (in dollars per share)													$ 0.0001	$ 0.0001	$ 0.0001
Iris | Class A common stock subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Applicable tax amount																										$ 60,000
Class A common stock subject to possible redemption													$ 1,089,868	$ 1,756,468	$ 4,049,650															$ 15,127,621
Cash and Investments held in Trust Account														$ 2,016,274	$ 4,291,332
Common stock exercised																		59,844				64,453		48,107		119,572			1,006,495		26,186,896
Cash redemption price													$ 9.51	$ 10.07	$ 9.96			$ 11.74				$ 11.47		$ 11.17		$ 10.58			$ 10.29		$ 10.08
Aggregate redemption amount																		$ 702,359				$ 739,195		$ 537,200					$ 10,358,754		$ 263,963,913
Stock subject to possible redemption													114,633	174,477	406,609			114,633				174,477		238,930		287,037			406,609		1,413,104
Second tranche redemption payment													$ (1,826)		$ (298,431)
Recovery of excess redemptions for federal tax payment											$ 294,669
Redemptions left in trust																								$ 537,200		$ 1,265,669
Iris | Liminatus
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate consideration to be paid transactions					17,500,000
Common stock, par value (in dollars per share)					$ 10
Iris | Liminatus | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate consideration to be paid transactions	19,000,000
Iris | Liminatus | Subsequent event | Promissory Note with Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Promissory note																			$ 4,043,500
Iris | Iris | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate consideration to be paid transactions	7,014,633
Iris | Related party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Promissory note													1,453,720	$ 1,453,720	1,452,381
Iris | Related party | Promissory Note with Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Promissory note													1,453,720	1,453,720
Iris | Liminatus
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount																							$ 5,000,000		$ 3,500,000
Promissory note													4,243,500	3,668,500	818,500
Iris | Liminatus | Promissory Note with Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount																											$ 2,500,000	$ 1,500,000
Promissory note													$ 4,243,500	3,668,500	818,500
Iris | Liminatus | Subsequent event | Promissory Note with Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Promissory note																$ 4,443,500	$ 4,243,500				$ 3,918,500
Iris | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants										$ 0.01
Iris | Public Warrants | Iris | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued	6,900,000
Iris | Private Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants									$ 11.5			$ 11.5
Warrants forfeited									4,177,778
Iris | Private Warrants | Iris | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued	835,555
Warrants forfeited	4,177,778
Iris | PIPE Equity Subscription Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate purchase price of shares in subscription agreement			$ 15,000,000	$ 25,000,000		$ 25,000,000	$ 15,000,000
Capital shares reserve for issuance			1,500,000	2,500,000		2,500,000	1,500,000
Stock purchase price per share									$ 10			$ 10
Consideration received												$ 15,000,000
PIPE investor has committed to purchase shares												1,500,000
Iris | Equity subscription agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Percentage of purchase convertible notes												8.00%
Aggregate principal amount									$ 25,000,000			$ 25,000,000
After closing term of business combination												3 years
Initial conversion price									$ 11.5			$ 11.5
Iris | Equity subscription agreement | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock exercised																		59,844
Cash redemption price																		$ 11.74
Redemptions left in trust																		$ 702,359
Iris | Second extension amendment | Liminatus
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate consideration to be paid transactions												17,500,000
Aggregate equity consideration price									$ 10			$ 10
Iris | IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued										27,600,000
Unit price per unit										$ 10
Gross proceeds from sale of units										$ 276,000,000
Transaction costs										15,627,893
Underwriting discount										5,520,000
Deferred underwriting fee payable										9,660,000
Other offering costs										447,893
Transaction costs allocated to warrants										606,622
Transaction costs included in equity										15,021,271
Investment of cash into trust account										$ 276,000,000
Redemption period upon closure										56 months
Applicable tax amount														$ 248,523	$ 241,682
Iris | IPO | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants										$ 11.5
Iris | Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued										5,013,333
Exercise price of warrants										$ 1.5
Gross proceeds from issuance of warrants										$ 7,520,000
Iris | Private Placement | Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued										1
Exercise price of warrants										$ 11.5
Iris | Private Placement | Private Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued										5,013,333
Exercise price of warrants										$ 11.5
Iris | Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued										3,600,000
Iris Parent Holding Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common stock, par value (in dollars per share)													$ 0.0001	$ 0.0001	$ 0.0001